Other Receivables and Other Current Assets - Schedule of Other Receivables and Other Current Assets (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Other Receivables and Other Current Assets [Abstract]
Other receivables	$ 15,725	$ 511,508
Prepaid expense	51,182,088	51,164,128
Prepaid taxes	13,191
Losses recognised	(51,160,302)	(42,421,843)
Total	$ 50,702	$ 9,253,793